Discontinued Operations (Comprehensive Income Information of Discontinued Operations) (Details) - USD ($) $ in Thousands			12 Months Ended
		Sep. 23, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating expenses:
Net income from discontinued operations, net of tax			$ 35,426	$ 0	$ 864,902
Sogou [Member]
Discontinued Operations [Line Items]
Revenues	[1]				407,607
Cost of revenues	[1]				274,408
Gross profit	[1]				133,199
Operating expenses:
Operating expenses	[1]				206,841
Operating loss	[1]				(73,642)
Interest income	[1]				2,377
Interest expense	[1]				(761)
Foreign currency exchange loss	[1]				(848)
Other income, net	[1]				81,655
Income from discontinued operations before income tax expense	[1]				8,781
Income tax benefit	[1]				(1,112)
Results of operations from discontinued operations, net of tax	[1]				9,893
Gain on disposal of discontinued operations		$ 855,000			855,009	[1]
Net income from discontinued operations, net of tax	[1]				864,902
Sogou [Member] | Research and development [Member]
Operating expenses:
Operating expenses	[1],[2]				141,506
Sogou [Member] | Sales and marketing [Member]
Operating expenses:
Operating expenses	[1],[2]				53,481
Sogou [Member] | General and administrative [Member]
Operating expenses:
Operating expenses	[1],[2]				$ 11,854

[1]	Includes the financial results of the discontinued operations from January 1, 2021 to September 23, 2021.
[2]	Expenses generated from marketing services between the Sohu Group and Sogou, and leasing expenses generated from a building that Sohu leased to Sogou were not eliminated because those expenses continued after the disposal of the discontinued operations.